J. & W. Seligman & Co.
                                 Incorporated



                                                   February 2, 1998



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Municipal Fund Series, Inc. (the "Fund")
      File Nos. 2-86008 and 811-3828

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 31 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 27, 1998.

      Please do not hesitate to call me at (212)850-1375.

                                                   Very truly yours,

                                                   /s/Cindy Gorgoretti

                                                   Cindy Gorgoretti
                                                   Legal Assistant

CG:cg



         100 Park Avenue o New York, New York 10017 o (212) 850-1864